Discontinued Operations (Details) - Schedule of Discontinued Operations Balance Sheets and Statements of Operations and Comprehensive Loss - Discontinued Operations [Member] - USD ($)	1 Months Ended
	Dec. 31, 2023	Nov. 18, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents		$ 15,280	$ 12,705
Accounts receivable, net		95,774	95,688
Total current assets of discontinued operations		111,054	108,393
Total assets of discontinued operations		111,054	108,393
CURRENT LIABILITIES:
Accrued liabilities and other payables		29,655	24,655
Total current liabilities of discontinued operations		29,655
Total liabilities of discontinued operations		29,655	24,655
Total consideration received		1,500
Less: carrying amount of net assets		81,399
Total loss on sale of discontinued operations		$ (79,899)
REVENUE			25,782	$ 84,416
COST OF REVENUE
GROSS PROFIT			25,782	84,416
OPERATING EXPENSES:
Selling and marketing
General and administrative
Payroll and related benefits
Professional fees	1,528		1,220
Other general and administrative	812		5,559	17,864
Total Operating Expenses	2,340		6,779	17,864
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS	$ (2,340)		$ 19,003	$ 66,552